LONG TERM DEBT (Details 4)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
U.S Dollars [Member]
Foreign Curreny [Line Items]
Currency	0.54% to 12.75	0.45% to 11.75
Japan Yen [Member]
Foreign Curreny [Line Items]
Currency	0	0.75% to 3.15
Euro [Member]
Foreign Curreny [Line Items]
Currency	1.23% to 5.86	1.12% to 7.38
Brazil Reais [Member]
Foreign Curreny [Line Items]
Currency	9.75% to 12.50	1.12% to 7.00
Chilean Peso [Member]
Foreign Curreny [Line Items]
Currency	1.87% to 6.50	2.20% to 6.30
Swiss Franc [Member]
Foreign Curreny [Line Items]
Currency	0.64% to 5.75	0.80% to 5.75